Federated Money Market Management

A Portfolio of Money Market Obligations Trust

EAGLE SHARES (TICKER MMMXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED SEPTEMBER 30, 2013

Under the heading entitled "Performance: Bar Chart and Table," please delete the section and replace it with the following:

"Risk/Return Bar Chart

Pursuant to a reorganization on July 18, 2014, Federated Money Market Management, one of the oldest money market funds (established in 1974), is the successor to Federated Prime Management Obligations Fund. As a result of the reorganization, Federated Money Market Management became the legal entity survivor while Federated Prime Management Obligations Fund (PMOF) became the accounting survivor. As the accounting survivor, PMOF had no corresponding Eagle share class, accordingly, the historical performance of the IS class of PMOF is presented.

The historical returns shown in the bar chart and performance table below are for IS class, which is offered in a separate prospectus and would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Accordingly, for periods shown below, performance is the actual performance of the IS class of PMOF and has not been adjusted to reflect the fees and expenses, including any Rule 12b-1 fees and/or sales charges, of Eagle shares. As a result, the performance shown below may be higher than if adjusted to reflect the fees and expenses, including any Rule 12b-1 fees and/or sales charges, of the Eagle shares of the Fund. Return information for Eagle class will be shown in future prospectuses offering the Fund's Eagle shares after the Fund's Eagle shares have a full calendar year of return information to report from the date of the reorganization. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Money Market Management -	IS Class
2005	3.24%
2006	5.03%
2007	5.28%
2008	3.00%
2009	0.77%
2010	0.21%
2011	0.16%
2012	0.20%
2013	0.09%

The Fund's IS class total return for the six-month period from January 1, 2014 to June 30, 2014, was 0.02%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 1.33% (quarter ended September 30, 2007). Its lowest quarterly return was 0.02% (quarter ended December 31, 2013).

Average Annual Total Return Table

The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2013.

Calendar Period	Fund
1 Year	0.09%
5 Years	0.28%
Since inception (8/11/2004)	1.97%

The Fund's IS class 7-Day Net Yield as of December 31, 2013, was 0.06%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield."